Fixed Assets and Assets Held for Sale - Advances for vessels under construction - related party (Table) (Details) - Related Party [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Balance as at beginning of period	$ 174,400
Transfer to vessels, net	(120,400)
Balance as at end of period	$ 54,000